Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	NYMOX PHARMACEUTICAL CORPORATION
Entity Central Index Key	0001018735
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	85,545,875
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-12033
Entity Incorporation State Country Code	C5
Entity Address Address Line 1	Bay & Deveaux Streets
Entity Address City Or Town	Nassau
Entity Address Country	BS
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, Texas
Security 12b Title	Common Stock
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Entity Other Identification Type	Erik Danielsen
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm Id	6706
Icfr Auditor Attestation Flag	false
Business Contact [Member]
Document Information Line Items
City Area Code	800
Local Phone Number	936-9669
Contact Personnel Email Address	edanielsen@nymox.com
Contact Personnel Name	Erik Danielsen